Derivative Instruments (Schedule Of Derivative Instruments, Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Assets (Liabilities) Derivative, Fair Value	$ (1,175)		$ (7,618)
Derivatives Designated As Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities) Derivative, Fair Value	203		(3,666)
Derivatives Designated As Hedging Instruments [Member] | Forward Contracts [Member] | Other Receivables [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities) Derivative, Fair Value	383
Derivatives Designated As Hedging Instruments [Member] | Cross-Currency Interest Rate Swaps [Member] | Derivative Instruments [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities) Derivative, Fair Value	(180)	[1]	(3,666)	[1]
Derivative fair value of non-current asset	490
Derivative fair value of current liability	670
Derivative fair value of current asset			1,731
Derivative fair value of non-current liability			5,397
Derivatives Not Designated As Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities) Derivative, Fair Value	(1,378)		(3,952)
Derivatives Not Designated As Hedging Instruments [Member] | Total Equity Return Swap [Member] | Derivative Instruments [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities) Derivative, Fair Value	$ (1,378)	[2]	$ (3,952)	[2]

[1]	At December 31, 2013, disclosed in the consolidated balance sheet as follows: $490 as a non-current asset and $670 as a current liability. At December 31, 2012, disclosed in the consolidated balance sheet as follows: $1,731 as a current asset and $5,397 as a non-current liability.
[2]	Disclosed in the consolidated balance sheet as a current liability.